Change in accounting policy (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 167,486	$ 186,402	$ 203,300
Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		186,402	203,300
Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0	0
First-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	76,518	86,384	81,728
First-party sales | Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		86,384	81,728
First-party sales | Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0	0
Third-party sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	78,775	81,593	91,870
Third-party sales | Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0	0
Third-party sales | Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		81,593	91,870
Commissions
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0	0
Commissions | Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		46,666	39,879
Commissions | Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(46,666)	(39,879)
Fulfillment
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0	0
Fulfillment | Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		18,506	26,076
Fulfillment | Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(18,506)	(26,076)
Value-added services
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,875	3,857	6,322
Value-added services | Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		20,278	32,237
Value-added services | Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		(16,421)	(25,915)
Marketing and advertising
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,716	12,392	16,940
Marketing and advertising | Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		12,392	16,940
Marketing and advertising | Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		0	0
Other revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,602	2,176	6,440
Other revenue | Previously stated
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		2,176	6,440
Other revenue | Change in accounting policy
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue		$ 0	$ 0